Average Annual Total Returns{- Fidelity Municipal Income Fund} - 12.31 Fidelity Municipal Income Fund - AMCIZ PRO-09 - Fidelity Municipal Income Fund	Fidelity Advisor Municipal Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Municipal Income Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Municipal Income Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Municipal Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Municipal Income Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Municipal Income Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Municipal Income Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Municipal Income Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Municipal Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Municipal Income Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Municipal Income Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Municipal Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Municipal Income Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Municipal Income Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Municipal Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Municipal Income Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Municipal Income Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Municipal Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Municipal Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Municipal Income Fund: Class Z Return Before Taxes Inception Date	LB015 Past 1 year	LB015 Since Inception		LB083 Past 1 year	LB083 Since Inception
Total	(1.59%)	3.39%	[1]	Mar. 01, 2018	(1.74%)	3.28%	[1]	Mar. 01, 2018	(0.02%)	3.14%	[1]	Mar. 01, 2018	(1.57%)	3.43%	[1]	Mar. 01, 2018	0.76%	3.73%	[1]	Mar. 01, 2018	2.76%	4.75%	[1]	Mar. 01, 2018	2.88%	5.45%	[1]	Oct. 02, 2018	1.52%	4.39%	[1]	1.69%	4.76%	[1]

[1]	(a)From March 1, 2018 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.